12. Intangible Assets (Details - Future Amortization) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization	$ 300	$ 302	$ 467
2019	277
2020	277
2021	277
2022	277
2023	277
Thereafter	416
Intangible assets, Net	$ 1,801	$ 2,305